SEGMENT INFORMATION - Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET REVENUES
Total net revenues	$ 4,078,013	$ 3,830,847	$ 2,641,976
Total net revenues	4,078,013	3,830,847	2,641,976
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	995,811	880,915	489,848
OPERATING COSTS AND EXPENSES
Pre-opening costs	(5,785)	(2,690)	(18,648)
Development costs	(11,099)	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(59,911)	(34,401)	(19,522)
Depreciation and amortization	(261,449)	(259,224)	(236,306)
Share-based compensation	(8,973)	(8,624)	(6,045)
Property charges and others	(8,654)	(1,025)	(91)
Corporate and Others expenses	(75,611)	(71,494)	(59,489)
Total operating costs and expenses	(488,719)	(435,805)	(397,336)
OPERATING INCOME	507,092	445,110	92,512
NON-OPERATING EXPENSES
Interest income	10,958	4,131	404
Interest expenses, net of capitalized interest	(109,611)	(113,806)	(93,357)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses		(4,310)
Change in fair value of interest rate swap agreements	363	3,947
Amortization of deferred financing costs	(13,272)	(14,203)	(14,302)
Loan commitment fees	(1,324)	(1,411)	3,811
Foreign exchange gain (loss), net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses		(8,950)
Loss on extinguishment of debt		(25,193)
Costs associated with debt modification	(3,277)		(3,310)
Total non-operating income (expenses)	(111,363)	(157,902)	(102,117)
INCOME (LOSS) BEFORE INCOME TAX	395,729	287,208	(9,605)
INCOME TAX CREDIT (EXPENSE)	2,943	1,636	(920)
Net income (loss)	398,672	288,844	(10,525)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	417,203	294,656	(10,525)
Mocha Clubs [Member]
NET REVENUES
Total net revenues	143,260	131,934	111,984
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	36,065	40,475	29,831
Altira Macau [Member]
NET REVENUES
Total net revenues	966,770	1,173,930	859,755
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	154,697	246,300	133,679
City of Dreams [Member]
NET REVENUES
Total net revenues	2,920,912	2,491,383	1,638,401
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	805,719	594,440	326,338
Studio City [Member]
NET REVENUES
Total net revenues	160
ADJUSTED PROPERTY EBITDA (1)
Total adjusted property EBITDA	(670)	(300)
Corporate and Others [Member]
NET REVENUES
Total net revenues	46,911	33,600	31,836
Total Reportable Segments [Member]
OPERATING COSTS AND EXPENSES
Share-based compensation	$ (8,973)	$ (8,624)	$ (6,043)